Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhfiiemgmktfd-20170331_SupplementTextBlock

John Hancock Funds II
Supplement dated April 1, 2017 to the current Class R1, Class R3, Class R4, and Class R5 prospectus, as may be supplemented

Emerging Markets Fund (the "fund")

Effective April 1, 2017, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R1	R3	R4	R5
Management fee[1]	0.92	0.92	0.92	0.92
Distribution and service (Rule 12b-1) fees	0.50	0.50	0.25	0.00
Other expenses
Service plan fee	0.25	0.15	0.10	0.05
Additional other expenses	0.12	0.12	0.12	0.12
Total other expenses[2]	0.37	0.27	0.22	0.17
Total annual fund operating expenses	1.79	1.69	1.39	1.09

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective April, 1, 2017.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4, and Class R5 shares.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R1	R3	R4	R5
1 year	182	172	142	111
3 years	563	533	440	347
5 years	970	918	761	601
10 years	2,105	1,998	1,669	1,329

John Hancock Funds II
Supplement dated April 1, 2017 to the current Class NAV prospectus, as may be supplemented

Emerging Markets Fund (the "fund")

Effective April 1, 2017, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.92
Other expenses	0.10
Total annual fund operating expenses	1.02

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective April 1, 2017.

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	104
3 years	325
5 years	563
10 years	1,248

John Hancock Funds II
Supplement dated April 1, 2017 to the current Class 1 prospectus, as may be supplemented

Emerging Markets Fund (the "fund")

Effective April 1, 2017, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee[1]	0.92
Distribution and service (Rule 12b-1) fees	0.05
Other expenses[2]	0.10
Total annual fund operating expenses	1.07

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective April 1, 2017.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	1
1 year	109
3 years	340
5 years	590
10 years	1,306

(John Hancock Emerging Markets Fund - Classes R1, R3, R4 and R5) | Emerging Markets Fund
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4, and Class R5 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Emerging Markets Fund - Classes R1, R3, R4 and R5) | Emerging Markets Fund | Class R1
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.92%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.37%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 182
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,105
(John Hancock Emerging Markets Fund - Classes R1, R3, R4 and R5) | Emerging Markets Fund | Class R3
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.92%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.27%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,998
(John Hancock Emerging Markets Fund - Classes R1, R3, R4 and R5) | Emerging Markets Fund | Class R4
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.92%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.22%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,669
(John Hancock Emerging Markets Fund - Classes R1, R3, R4 and R5) | Emerging Markets Fund | Class R5
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.92%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.17%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,329
(John Hancock Emerging Markets Fund - Class NAV) | Emerging Markets Fund
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Emerging Markets Fund - Class NAV) | Emerging Markets Fund | Class NAV
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.92%	[3]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248
(John Hancock Emerging Markets Fund - Class 1) | Emerging Markets Fund
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Emerging Markets Fund - Class 1) | Emerging Markets Fund | Class 1
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.92%	[3]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.10%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,306

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective April, 1, 2017.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3, Class R4, and Class R5 shares.
[3]	"Management fee" has been restated to reflect the contractual management fee schedule effective April 1, 2017.
[4]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.